ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (16,061)	$ 2,743	$ 15,341
Net cash generated from investing activities	70,855	23,864	72,501
Net cash generated from (used in) financing activities	(340,836)	(90,691)	1,284
PRC Domestic Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(154,091)	(158,738)	(42,871)
Net cash generated from investing activities	11,340	67,972	79,831
Net cash generated from (used in) financing activities	$ (55,084)	$ 16,930	$ (20,146)